Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals)	Dec. 31, 2014
Range 1 [Member] | Minimum [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	0.00%
Range 1 [Member] | Maximum [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	0.99%
Range 2 [Member] | Minimum [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	1.00%
Range 2 [Member] | Maximum [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	1.99%
Range 3 [Member] | Minimum [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	2.00%
Range 3 [Member] | Maximum [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	2.99%
Range 4[Member] | Minimum [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	3.00%
Range 4[Member] | Maximum [Member]
Note 10 - Deposits (Details) - Deposits and Weighted Average Interest Rates (Parentheticals) [Line Items]
Certificate Interest Rate	3.99%